ORGANIZATION & DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 01, 2019	Apr. 11, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 06, 2022	Jun. 22, 2021
Value of shares issued for acquisition						$ 9,773,989
Impairment of goodwill			$ 0	$ 0		5,594,692
Contract with customer advance			255,980		$ 382,518	$ 580,151
Amount of customer advances in opening balance			$ 314,780
Jiujiu Group Stock Co., Ltd [Member]
Ownership percentage	100.00%
DaXingHuaShang Investment Group Limited [Member]
Ownership percentage							70.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Stock issued during period, shares, new Issues		15,000,000
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Number of shares exchanged	5
Ownership percentage	100.00%
Value of shares issued for acquisition	$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Ownership percentage								90.00%